COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future Minimum Lease Payments	$ 2,168
Amount of bank guarantees	297
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future Minimum Lease Payments	760
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future Minimum Lease Payments	700
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future Minimum Lease Payments	$ 708